Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com

June 19, 2020

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Variable Insurance Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended, (the “1933 Act”), submitted electronically via EDGAR, please find a registration statement on Form N-14 (the “Registration Statement”) of Nationwide Variable Insurance Trust (the “Registrant”). The Registration Statement is being filed to register Class X and Class Z shares of beneficial interest, without par value, of the NVIT Columbia Overseas Value Fund (the “Fund”), a series of the Registrant.

In accordance with Rule 488 under the 1933 Act, it is anticipated that the Registration Statement will become effective automatically on July 20, 2020.

The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act.  Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Michael Schapiro, Esq. at (202) 507-5163

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

 cc: Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership